Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

Total income taxes for the each of the years ended December 31, were allocated as follows (in thousands):

	2012	2011	2010

Income from operations	$8,434	6,178	6,205
Stock option exercise included in stockholders’ equity	(1,122)	-	(232)
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	(329)	180	(483)
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(760)	(1,341)	180

	$6,223	5,017	5,670

	2012	2011	2010

Income from operations	$8,434	6,178	6,205
Stock option exercise included in stockholders’ equity	(1,122)	-	(232)
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	(329)	180	(483)
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(760)	(1,341)	180

	$6,223	5,017	5,670

The components of income tax expense (benefit) relating to income from operations follow (in thousands):

	Years ended December 31,

	2012	2011	2010
Current:
Federal	$8,260	5,706	5,882
State	1,502	1,046	1,086
	9,762	6,752	6,968

Deferred:
Federal	(1,262)	(347)	(513)
State	(66)	(227)	(250)
	(1,328)	(574)	(763)

	$8,434	6,178	6,205

Income tax expense differed from the amounts computed by applying the applicable U.S. Federal corporate tax rates to pretax income from operations as follows (dollars in thousands):

	Years ended December 31,

	2012	2011	2010

Tax expense at statutory rate of 35%	$9,468	7,841	8,351
Tax-exempt interest	(1,991)	(2,251)	(2,487)
Interest expense disallowance	48	78	117
State taxes, net of Federal benefit	933	532	543
Nondeductible operating expenses	59	62	33
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	-	(167)
Other	(81)	(82)	(183)

Total	$8,434	6,178	6,205

Effective tax rate	30.0%	28.0%	26.0%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012, and 2011, are presented below (in thousands):

	2012	2011
Deferred tax assets:
Allowance for loan losses - books	$6,861	6,377
Incentive stock and retirement plans	2,387	1,825
Stock options	75	75
Interest on nonaccrual loans	1,054	1,065
Retirement and other reserves	44	44
Gain on sale of premises and equipment – books	612	671
Write-down of available-for-sale securities	184	184
Minority-owned entities	343	285
Net unrealized loss on interest rate swap	2,482	1,722
Other	197	342

Deferred tax assets before allowance	14,239	12,590
Valuation allowance	(76)	(78)

Deferred tax assets	14,163	12,512

Deferred tax liabilities:
Loan servicing rights	1,276	986
Intangible assets	1,262	1,390
Depreciation	370	969
Net unrealized gain on available for sale securities	495	833

Deferred tax liabilities	3,403	4,178

Net deferred tax asset	$10,760	8,334

Realization of deferred tax assets is dependent upon the generation of future taxable income or the existence of sufficient taxable income within the carryback period. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, management considers the scheduled reversal of deferred tax liabilities, the level of historical taxable income, and projected future taxable income over the periods in which the temporary differences comprising the deferred tax assets are deductible. Based on its assessment, management determined that no valuation allowance was needed except for that related to its nonbank subsidiaries' mortgage tax credits.

No material amount of interest expense was recognized during 2012 or 2011 for any unrecognized tax benefits. The Company is not subject to U.S. Federal tax examinations or state tax examinations for years before 2010.